Net Loss Per Share	12 Months Ended
Mar. 31, 2026
Net loss per ordinary share, basic and diluted
Net Loss Per Share

23.	Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the years ended March 31,
	2026	2025	2024
Numerator:
Net loss from continuing operations	$(8,499,053)	$(2,979,037)	$(5,185,032)
Net (loss)/profit from discontinued operations	-	(4,602,415)	462,886

Denominator:
Weighted average shares outstanding – basic and diluted	16,769,492	15,876,848	15,444,947

Net loss per share – basic and diluted
From continuing operations	(0.51)	(0.19)	(0.34)
From discontinued operations	$-	$(0.29)	$0.03
Total	$(0.51)	$(0.48)	$(0.31)